Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

February 27, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated February 27, 2026, do not differ from those contained in Post-Effective Amendment No. 2,881 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 23, 2026:

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares BB Rated Corporate Bond ETF

iShares Broad USD High Yield Corporate Bond ETF

iShares CMBS ETF

iShares Convertible Bond ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core International Aggregate Bond ETF

iShares Core Universal USD Bond ETF

iShares ESG Advanced High Yield Corporate Bond ETF

iShares Euro Investment Grade Corporate Bond USD Hedged ETF

iShares Fallen Angels USD Bond ETF

iShares Floating Rate Bond ETF

iShares GNMA Bond ETF

iShares High Yield Corporate Bond BuyWrite Strategy ETF

iShares iBonds 1-5 Year Corporate Ladder ETF

iShares iBonds 1-5 Year High Yield and Income Ladder ETF

iShares iBonds 1-5 Year TIPS Ladder ETF

iShares iBonds 1-5 Year Treasury Ladder ETF

iShares iBonds 2026 Term High Yield and Income ETF

iShares iBonds 2027 Term High Yield and Income ETF

iShares iBonds 2028 Term High Yield and Income ETF

iShares iBonds 2029 Term High Yield and Income ETF

iShares iBonds 2030 Term High Yield and Income ETF

iShares iBonds 2031 Term High Yield and Income ETF

iShares iBonds 2032 Term High Yield and Income ETF

iShares iBonds Dec 2026 Term Corporate ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Treasury ETF

iShares iBonds Dec 2027 Term Corporate ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Treasury ETF

iShares iBonds Dec 2028 Term Corporate ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Treasury ETF

iShares iBonds Dec 2029 Term Corporate ETF

iShares iBonds Dec 2029 Term Muni Bond ETF

iShares iBonds Dec 2029 Term Treasury ETF

iShares iBonds Dec 2030 Term Corporate ETF

iShares iBonds Dec 2030 Term Muni Bond ETF

iShares iBonds Dec 2030 Term Treasury ETF

iShares iBonds Dec 2031 Term Corporate ETF

iShares iBonds Dec 2031 Term Muni Bond ETF

iShares iBonds Dec 2031 Term Treasury ETF

iShares iBonds Dec 2032 Term Corporate ETF

iShares iBonds Dec 2032 Term Treasury ETF

iShares iBonds Dec 2033 Term Corporate ETF

iShares iBonds Dec 2033 Term Treasury ETF

iShares iBonds Dec 2034 Term Corporate ETF

iShares iBonds Dec 2034 Term Treasury ETF

iShares iBonds Dec 2035 Term Corporate ETF

iShares iBonds Dec 2035 Term Treasury ETF

iShares iBonds Dec 2044 Term Treasury ETF

iShares iBonds Dec 2045 Term Treasury ETF

iShares iBonds Dec 2054 Term Treasury ETF

iShares iBonds Dec 2055 Term Treasury ETF

iShares iBonds Oct 2026 Term TIPS ETF

iShares iBonds Oct 2027 Term TIPS ETF

iShares iBonds Oct 2028 Term TIPS ETF

iShares iBonds Oct 2029 Term TIPS ETF

iShares iBonds Oct 2030 Term TIPS ETF

iShares iBonds Oct 2031 Term TIPS ETF

iShares iBonds Oct 2032 Term TIPS ETF

iShares iBonds Oct 2033 Term TIPS ETF

iShares iBonds Oct 2034 Term TIPS ETF

iShares iBonds Oct 2035 Term TIPS ETF

iShares International Treasury Bond ETF

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares Russell 2000 BuyWrite ETF

iShares S&P 500 BuyWrite ETF

iShares Systematic Bond ETF

iShares TIPS Bond ETF

iShares Treasury Floating Rate Bond ETF

iShares U.S. Treasury Bond ETF

iShares USD Green Bond ETF

iShares Yield Optimized Bond ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary